Trade and other payables - Summary of current liabilities - trade and other payables (Detail) - AUD ($)	Dec. 31, 2023	Jun. 30, 2023
Trade and other payables [abstract]
Trade payables	$ 1,038,128	$ 857,312
Accrued And Other Payables	4,948,549	3,471,637
Total trade and other payables	$ 5,986,677	$ 4,328,949